Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Contract liabilities
Contract liabilities

	As of
	January 1,	As of December 31,
	2024	2024	2025
Advertisement placement service fees	—	—	8,371
Digital assets service fees	—	—	204
	—	—	8,575